LEASES (Tables)	12 Months Ended
Dec. 30, 2023
LEASES
Schedule of lease costs

Lease costs under non-cancelable operating leases on December 30, 2023 and December 31, 2022 are as follows (in thousands):

	2023	2022
Operating lease cost	$33,829	$32,458
Short-term lease cost	9,525	10,490
Variable lease cost	6,332	5,291
Sublease income	(2,267)	(2,876)
Total lease cost	$47,419	$45,363

Future Minimum Lease Payments

Future minimum payments under non-cancelable operating leases on December 30, 2023 are as follows (in thousands):

Operating
Leases
2024	$32,796
2025	29,435
2026	27,104
2027	17,998
2028	13,517
Thereafter	31,686
Total minimum lease payments	$152,536
Less present value discount	(44,674)
Total lease liability	$107,862